Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 71,403	$ 30,746	$ 34,451	$ 28,836
Non-current derivative assets	955	2,966
Financial liabilities:
Current derivative liabilities	9,251	7,450
Long-term debt, current and non-current	618,832	613,221
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	955	2,966
Financial liabilities:
Current derivative liabilities	5,332	4,708
Non-current derivative liabilities	0	0
Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	3,919	2,742
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	71,403	30,746
Financial liabilities:
Long-term debt, current and non-current	618,832	613,221
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	955	2,966
Financial liabilities:
Current derivative liabilities	5,332	4,708
Non-current derivative liabilities	0	0
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	3,919	2,742
Fair Value [Member]
Financial assets:
Cash and cash equivalents	71,403	30,746
Financial liabilities:
Long-term debt, current and non-current	618,832	613,221
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	955	2,966
Financial liabilities:
Current derivative liabilities	5,332	4,708
Non-current derivative liabilities	0	0
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	$ 3,919	$ 2,742